SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

The Option Scheme adopted in November 2006 expired in November 2016 and the Board adopted a new Share Option Plan which will expire in November 2026. The terms and conditions are the same as the Option Scheme adopted in November 2006.
No options were granted or exercised under the scheme in the six months ended June 30, 2017.

As at June 30, 2017, the unrecognized compensation cost relating to non-vested options granted under the Company's Option Scheme was $0.3 million (December 31, 2016: $0.5 million).